Employee - Summary of Compensation Cost For Directors (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee [line items]
Pension contributions	£ 173	£ 144	£ 64
Total	6,750	5,498	4,704
Directors [member]
Disclosure of employee [line items]
Salaries and fees	810	1,114	1,106
Benefits in kind	9	14	17
Pension contributions	58	61	25
Bonus	239	538	294
Total	£ 1,116	£ 1,727	£ 1,442